ORGANIZATION (Details Narrative) - USD ($)		1 Months Ended
	Jul. 15, 2016	Jan. 17, 2017	Jul. 31, 2017	Jan. 18, 2017	Jan. 13, 2017	Jul. 31, 2016	Jul. 31, 2015	Apr. 30, 2008	Jan. 18, 2007
Shares authorized			2,000,000,000			500,000,000	500,000,000
Stock par value			$ 0.001			$ 0.001	$ 0.001	$ 0.001
Change in authorized capital								500,000,000
Stock Split	The company forward split its issued shares on the basis of three post-split shares for every one pre-split share.
Preferred stock, par value			$ 0.001			$ 0.001
Preferred stock, shares authorized			1,000,000			1,000,000
Preferred stock, shares issued			1,000,000			0
Capital Stock [Member]
Shares authorized					500,000,000				300,000,000
Stock par value									$ 0.001
Change in authorized capital					2,000,000,000
Common stock conversion rate description		Common stock at a conversion rate of 2,000 shares of common stock for each share of preferred stock
Series A Preferred Stock [Member]
Preferred stock, shares authorized		1,000,000
Votes per share		$ 2,000
Preferred Stock [Member]
Preferred stock, par value					$ 0.001
Preferred stock, shares authorized					1,000,000
Flex Mining, Ltd [Member]
Preferred stock, shares issued				1,000,000
Expenditure				$ 250,000